Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2017
Compensation and benefits
in	2017	2016	2015
Compensation and benefits (CHF million)
Salaries and variable compensation	8,906	9,165	10,051
Social security	671	697	788
Other [1]	600	710	707
Compensation and benefits	10,177	10,572	11,546
1 Includes pension and other post-retirement expense of CHF 242 million, CHF 384 million and CHF 359 million in 2017, 2016 and 2015, respectively.

Bank
Compensation and benefits
in	2017	2016	2015
Compensation and benefits (CHF million)
Salaries and variable compensation	8,421	9,058	9,935
Social security	620	691	780
Other [1]	923	1,028	941
Compensation and benefits	9,964	10,777	11,656
1 Includes pension and other post-retirement expense of CHF 581 million, CHF 704 million and CHF 594 million in 2017, 2016 and 2015, respectively.